Segment Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Net Revenue and EBITDA

The following tables include net revenue and Segment EBITDA during the nine months ended March 31, 2013 and March 31, 2012:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Oral Technologies
Net revenue	$853.0	$897.2
Segment EBITDA	214.9	236.8
Medication Delivery Solutions
Net revenue	151.2	166.5
Segment EBITDA	17.1	18.8
Development and Clinical Services
Net revenue	298.1	167.0
Segment EBITDA	55.5	33.7
Inter-segment revenue elimination	(7.2)	(14.2)
Unallocated Costs (1)	(67.0)	(44.5)
Combined Total
Net revenue	1,295.1	1,216.5
EBITDA from continuing operations	$220.5	$244.8

(1)	Unallocated costs include restructuring and special items, equity-based compensation, impairment charges, certain other corporate directed costs, and other costs that are not allocated to the segments as follows:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Impairment charges and gain/(loss) on sale of assets	$(4.6)	$1.4
Equity compensation	(2.2)	(2.6)
Restructuring and other special items	(21.3)	(32.6)
Property and casualty losses	—	10.5
Sponsor advisory fee	(9.4)	(8.5)
Noncontrolling interest	—	(1.2)
Other income (expense) (2), net	(20.3)	3.1
Non-allocated corporate costs, net	(9.2)	(14.6)

Total unallocated costs	$(67.0)	$(44.5)

(2)	Primarily relates to realized and unrealized gains/(losses) related to foreign currency translation and expenses related to financing transactions during the period

The following tables include net revenue and EBITDA during the fiscal year ended June 30, 2012, June 30, 2011 and June 30, 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Oral Technologies
Net revenue	$1,220.2	$1,159.0	$1,120.3
Segment EBITDA	334.6	308.4	274.3
Medication Delivery Solutions
Net revenue	223.9	238.6	234.7
Segment EBITDA	27.5	33.5	30.0
Development and Clinical Services
Net revenue	268.3	157.0	144.9
Segment EBITDA	53.0	30.1	23.5

Inter-segment revenue elimination	(17.6)	(22.8)	(19.5)
Unallocated Costs(1)	(84.8)	(100.3)	(267.1)

Combined Total
Net revenue	1,694.8	1,531.8	1,480.4
EBITDA from continuing operations	$330.3	$271.7	$60.7

(1)	Unallocated costs include U.S. GAAP restructuring and other items, equity-based compensation, impairment charges, certain other corporate directed costs, and other costs that are not allocated to the segments as follows:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Impairment charges and gain/(loss) on sale of assets	$(1.8)	$(3.6)	$(214.8)
Equity compensation	(3.7)	(3.9)	(2.6)
Restructuring and other items	(45.8)	(24.9)	(29.4)
Property and casualty losses	8.8	(11.6)	—
Sponsor advisory fee	(11.8)	(10.6)	(10.0)
Noncontrolling interest	(1.2)	(3.9)	(2.6)
Other income/(expense), net	3.8	(26.0)	7.3
Non-allocated corporate costs, net	(33.1)	(15.8)	(15.0)
Total unallocated costs	$(84.8)	$(100.3)	$(267.1)

Reconciliation of Earnings/(loss) from Continuing Operations to EBITDA

Provided below is a reconciliation of earnings/(loss) from continuing operations to EBITDA from continuing operations:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Earnings/(loss) from continuing operations	$(61.0)	$3.0
Depreciation and amortization	114.9	92.8
Interest expense, net	160.7	131.2
Income tax (benefit)/expense	5.9	19.0
Noncontrolling interest	—	(1.2)

EBITDA from continuing operations	$220.5	$244.8

Provided below is a reconciliation of earnings/(loss) from continuing operations to EBITDA:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Earnings/(loss) from continuing operations	$2.1	$(29.1)	$(237.3)
Depreciation and amortization	129.7	115.5	117.7
Interest expense, net	183.2	165.5	161.0
Income tax (benefit)/expense	16.5	23.7	21.9
Noncontrolling interest	(1.2)	(3.9)	(2.6)
EBITDA from continuing operations	$330.3	$271.7	$60.7

Total Assets For Each Segment and Reconciling In Consolidated Financial Statements

The following table includes total assets for each segment, as well as reconciling items necessary to total the amounts reported in the Consolidated Financial Statements:

(Dollars in millions)	March 31, 2013	June 30, 2012
Assets
Oral Technologies	$2,501.9	$2,589.6
Medication Delivery Solutions	281.4	251.7
Development and Clinical Services	638.5	671.5
Corporate and eliminations	(400.5)	(373.8)

Total assets	$3,021.3	$3,139.0

The following table includes total assets for each segment, as well as reconciling items necessary to total the amounts reported in the Consolidated Financial Statements:

(in millions)	June 30, 2012	June 30, 2011
Assets
Oral Technologies	$2,589.6	$2,604.4
Medication Delivery Solutions	251.7	267.4
Development and Clinical Services	671.5	162.8
Corporate and eliminations	(373.8)	(269.6)
Assets held for sale	—	66.2

Total assets	$3,139.0	$2,831.2

Representation Of Depreciation and Amortization Expense and Capital Expenditure In Consolidated Financial Statements

Depreciation and Amortization Expense

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Oral Technologies	$82.5	$82.3	$82.3
Medication Delivery Solutions	20.7	18.8	19.5
Development and Clinical Services	17.1	6.9	6.6
Corporate	9.4	7.5	9.3

Total depreciation and amortization expense	$129.7	$115.5	$117.7

Capital Expenditures

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Oral Technologies	$57.1	$43.4	$50.3
Medication Delivery Solutions	22.0	24.2	12.1
Development and Clinical Services	16.9	12.6	4.1
Corporate	8.2	7.1	4.0

Total capital expenditure	$104.2	$87.3	$70.5

Presentation Of Revenue and Long-lived Assets By Geographic Area

The following table presents revenue and long-lived assets by geographic area:

	Net Revenue			Long-Lived Assets
(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011
United States	$591.9	$497.6	$484.9	$789.2	$684.2
Europe	868.9	842.2	832.0	1,195.3	962.3
International Other	288.0	210.2	183.3	272.9	267.5
Eliminations	(54.0)	(18.2)	(19.8)	—	—

Total	$1,694.8	$1,531.8	$1,480.4	$2,257.4	$1,914.0

(1)	Long-lived assets include property and equipment, net of accumulated depreciation; intangible assets, net of accumulated amortization; and goodwill.